Note 9 - Long-term Debt (Details Textual)																1 Months Ended	12 Months Ended
		Dec. 05, 2024 USD ($)	Oct. 24, 2024 USD ($)	Jul. 11, 2024 USD ($)	May 03, 2024 USD ($)	Apr. 18, 2024 USD ($)	Mar. 07, 2024 USD ($)	Jan. 31, 2024 USD ($)	Jul. 13, 2023 USD ($)	Jun. 29, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 13, 2022 USD ($)	Dec. 14, 2021 USD ($)	Oct. 22, 2021 USD ($)	Sep. 06, 2021 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Long-Term Debt, Gross																	$ 207,262,415	$ 131,000,000
Repayments of Debt																	38,137,585	68,975,000	$ 30,284,460
Proceeds from Issuance of Debt																	114,400,000	92,000,000	19,250,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]				Secured Overnight Financing Rate (SOFR) [Member]		Secured Overnight Financing Rate (SOFR) [Member]
Restricted Cash																	6,926,823	5,702,994
Interest Expense, Operating and Nonoperating																	10,081,914	5,955,496	4,729,759
Interest Costs Capitalized																	4,183,514	3,410,933	544,639
Corfu Navigation Ltd., Jonathan John Shipping Ltd. and Bridge Shipping Ltd. [Member] | Eurobank Ergasias S.A. [Member]
Short-term Debt, Refinanced, Amount															$ 5,525,000
Term Sheet, Piraeus S.A. [Member]
Proceeds from Issuance of Long-Term Debt									$ 40,000,000
Long-Term Debt, Gross									$ 28,380,000
Debt Instrument Number of Quarterly Payments									16
Debt Instrument, Periodic Payment									$ 1,250,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									20,000,000
Payments of Debt Issuance Costs									$ 250,000
Debt Instrument, Covenant, Security Cover Ratio									125.00%
Term Sheet, Piraeus S.A. [Member] | Loan Equivalent to Deposits [Member]
Debt Instrument, Basis Spread on Variable Rate									0.90%
Term Sheet, Piraeus S.A. [Member] | Loan Exceeding Deposit Amount [Member]
Debt Instrument, Basis Spread on Variable Rate									2.25%
Jonathan John Shipping Ltd., and Corfu Navigation Ltd. [Member]
Long-Term Debt, Gross	[1]																$ 0	5,500,000
Debt Instrument, Periodic Payment															500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid															$ 2,000,000
Debt Instrument, Basis Spread on Variable Rate															3.50%
Debt Instrument, Face Amount															$ 10,000,000
Debt Instrument, Periodic Payment, Number of Payments															16
Repayments of Debt		$ 2,600,000					$ 1,750,000
Jonathan John Shipping Ltd. [Member]
Debt Instrument, Face Amount															$ 3,500,000
Corfu Navigation Ltd. [Member]
Debt Instrument, Face Amount															$ 6,500,000
Term Loan, HSBC Bank plc [Member]
Debt Instrument Number of Quarterly Payments												10		12
Debt Instrument, Periodic Payment												$ 1,000,000		$ 1,100,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												$ 9,250,000		$ 1,800,000
Debt Instrument, Basis Spread on Variable Rate												1.95%		2.35%
Payments of Debt Issuance Costs																			$ 115,500
Debt Instrument, Covenant, Security Cover Ratio												130.00%
Debt Instrument, Face Amount												$ 19,250,000		$ 15,000,000
Repayments of Debt			$ 2,900,000
Term Loan With Eurobank Ergasias S.A. by Marcos Shipping Ltd. [Member]
Debt Instrument Number of Quarterly Payments													16
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid													$ 7,000,000
Debt Instrument, Basis Spread on Variable Rate													2.80%
Payments of Debt Issuance Costs													$ 300,000
Debt Instrument, Covenant, Security Cover Ratio													120.00%
Debt Instrument, Face Amount													$ 34,000,000
Term Loan With Eurobank Ergasias S.A. by Marcos Shipping Ltd., Twelve Installments [Member]
Debt Instrument, Periodic Payment													2,000,000
Term Loan With Eurobank Ergasias S.A. by Marcos Shipping Ltd., Four Installments [Member]
Debt Instrument, Periodic Payment													$ 750,000
Term Sheet With Major Commercial Banking Institution [Member]
Debt Instrument, Periodic Payment				$ 255,000	$ 562,500	$ 300,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 13,260,000	$ 22,500,000	$ 16,000,000					$ 10,400,000					$ 10,400,000
Debt Instrument, Basis Spread on Variable Rate				0.90%	1.95%	2.10%										2.15%
Payments of Debt Issuance Costs				$ 163,000	$ 637,500	$ 220,000												$ 221,000
Debt Instrument, Covenant, Security Cover Ratio				125.00%	120.00%	130.00%												120.00%
Line of Credit Facility, Maximum Borrowing Capacity				$ 20,400,000	$ 45,000,000						$ 26,000,000					$ 26,000,000
Line of Credit Facility, Maximum Borrowing Amount, Percent of the Vessel's Market Value for Financing				60.00%	70.00%						67.00%					67.00%
Proceeds from Issuance of Debt				$ 20,400,000	$ 22,500,000	$ 22,000,000					$ 26,000,000
Debt Instrument, Number of Consecutive Quarterly Installments																28
Loan Payable, Twelve Quarterly Instruments																$ 700,000
Loan Payable, Sixteen Quarterly Instruments																$ 450,000
Term Sheet With Major Commercial Banking Institution [Member] | Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate						1.90%
Term Sheet With Major Commercial Banking Institution [Member] | Maximum [Member]
Debt Instrument, Basis Spread on Variable Rate				1.80%
Term Sheet With National Bank of Greece S.A [Member]
Debt Instrument Number of Quarterly Payments										24
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 14,000,000
Debt Instrument, Basis Spread on Variable Rate										2.15%
Payments of Debt Issuance Costs										$ 260,000
Debt Instrument, Covenant, Security Cover Ratio										125.00%
Debt Instrument, Face Amount										$ 26,000,000
Term Sheet With National Bank of Greece S.A [Member] | First Twelve Installments [Member]
Debt Instrument, Periodic Payment										800,000
Term Sheet With National Bank of Greece S.A [Member] | Second Twelve Installments [Member]
Debt Instrument, Periodic Payment										$ 200,000
Sale Leaseback with Tender Soul Shipping [Member]
Debt Instrument, Basis Spread on Variable Rate								2.295%
Payments of Debt Issuance Costs								$ 378,200
Proceeds from Sale of Property, Plant, and Equipment								$ 27,000,000

[1]	On September 6, 2021, the Company signed a term loan facility with Sinopac Capital International (HK) Limited (“Sinopac”) for an amount of up to $10,000,000, in order to refinance the existing indebtedness of M/V “Aegean Express” and M/V “EM Corfu”, amounting to $5,525,000 as of the date of refinancing, and for working capital purposes. The facility was available in two advances. Both advances of $3,500,000 and $6,500,000 were drawn on September 9, 2021 by Jonathan John Shipping Ltd. and Corfu Navigation Ltd. as the borrowers. The loan is payable in sixteen consecutive quarterly installments of $500,000 each, followed by a balloon payment of $2,000,000 to be paid together with the last installment in September 2025. The loan bears interest at SOFR plus a margin of 3.50%. The loan is secured with the following: (i) first priority mortgages over M/V “Aegean Express” and M/V “EM Corfu”, (ii) first assignment of earnings and insurance of the abovementioned vessels and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 120%. The Company paid loan arrangement fees of $225,000 within 2021 for this loan.